Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	$ 3,448	$ 5,058
Property, plant and equipment	1,671	973
Right-of-use assets	3,347	2,734
Total non-current assets	8,466	8,765
Current assets
Inventories	1,911	2,324
Trade receivables	4,582	3,771
Prepaid expenses and other current assets	1,615	1,043
Cash and cash equivalents	58,498	15,953
Total current assets	66,606	23,091
TOTAL ASSETS	75,072	31,856
EQUITY
Share capital	128,454	76,716
Issuance premium	153,177	136,349
Accumulated deficit	(244,302)	(215,300)
Share-based compensation	10,607	9,385
Translation reserve	(1,037)	(1,301)
Total equity	46,899	5,849
Non-current liabilities
Loans and borrowings	7,651	10,279
Lease liabilities	2,624	2,017
Other non-current financial liabilities	1,466	690
Total non-current liabilities	11,741	12,986
Current liabilities
Loans and borrowings	4,441	2,818
Lease liabilities	840	757
Trade payables	7,455	5,320
Other current liabilities	2,735	3,217
Other current financial liabilities	961	909
Total current liabilities	16,432	13,021
Total liabilities	28,173	26,007
TOTAL EQUITY AND LIABILITIES	$ 75,072	$ 31,856